Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Equity Attibutable to Nobilis Health [Member]	Equity Attributable to Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2012	$ 9,150	$ 145,802	$ (141,250)	$ 136	$ 4,688	$ 4,462
Net income	6,674		1,198		1,198	5,476
Proceeds from private equity offering	4,089	4,089			4,089
Proceeds from sale of ownership interest in subsidiary	303	303			303
Proceeds from sale of ownership interest in subsidiary	(770)	157			157	(927)
Distributions to noncontrolling interests	(4,257)					(4,257)
Other comprehensive income	(32)			(32)	(32)
Subtotal	15,157	150,351	(140,052)	104	10,403	4,754
Exercise of stock options	168	168			168
Share-based compensation, net	378	378			378
Ending Balance at Dec. 31, 2013	15,703	150,897	(140,052)	104	10,949	4,754
Net income	20,248		7,186		7,186	13,062
Proceeds from private equity offering	6,100	6,100			6,100
Proceeds from sale of ownership interest in subsidiary	705	705			705
Purchase of investment	490	490			490
Consolidation of investment	522					522
Consolidation of First Nobilis	7,206					7,206
Acquisition of Athas Health	16,239	16,239			16,239
Distributions to noncontrolling interests	(6,559)					(6,559)
Other comprehensive income	(215)			(215)	(215)
Subtotal	60,439	174,431	(132,866)	(111)	41,454	18,985
Exercise of stock warrants	3,188	3,188			3,188
Exercise of stock options	166	166			166
Share-based compensation, net	1,508	1,508			1,508
Ending Balance at Dec. 31, 2014	65,301	$ 179,293	$ (132,866)	$ (111)	$ 46,316	$ 18,985
Net income	5,427
Other comprehensive income	57
Ending Balance at Jun. 30, 2015	$ 102,352